24. Post-Employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	R$ 9,201,030	R$ 8,123,419
Cost of services	18,964
Cost of interest	711,795
Present value of net actuarial obligations, ending		9,201,030	R$ 8,123,419
Unified Plan
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	5,914,764	5,352,894	4,951,078	R$ 4,174,885
Cost of services	560	589	329	203
Cost of interest	477,731	533,201	563,257	601,259
Benefits paid		(414,256)	(406,023)	(381,274)
Actuarial (gain) losses		442,336	244,253	556,005
Present value of net actuarial obligations, ending		5,914,764	5,352,894	4,951,078
Plan III
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	2,145,661	1,734,568	1,565,121	1,170,528
Cost of services	4,098	9,604	10,502	10,174
Cost of interest	128,060	195,991	176,878	170,531
Benefits paid		(133,281)	(122,841)	(109,146)
Actuarial (gain) losses		338,779	104,908	323,034
Present value of net actuarial obligations, ending		2,145,661	1,734,568	1,565,121
Assistance Plan
DisclosureOfChangesInActuarialLiabilitiesLineItems [Line Items]
Present value of net actuarial obligations, beginning	1,140,605	1,035,957	933,914	756,282
Cost of services	14,306	11,633	9,225	44,942
Cost of interest	R$ 106,004	102,916	105,987	108,465
Benefits paid		(7)	(7)	(88,259)
Actuarial (gain) losses		(9,894)	(13,162)	112,484
Present value of net actuarial obligations, ending		R$ 1,140,605	R$ 1,035,957	R$ 933,914